UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04670

Deutsche Global/International Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2015

Semiannual Report

to Shareholders

Deutsche Enhanced Global Bond Fund

Contents
3 Letter to Shareholders
4 Performance Summary
7 Portfolio Management Team
8 Portfolio Summary
11 Investment Portfolio
38 Statement of Assets and Liabilities
40 Statement of Operations
42 Statement of Changes in Net Assets
43 Financial Highlights
47 Notes to Financial Statements
65 Information About Your Fund's Expenses
67 Advisory Agreement Board Considerations and Fee Evaluation
72 Account Management Resources
74 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The fund may use derivatives, including as part of its currency strategy. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The fund’s currency overlay strategy is dependent on the effectiveness and implementation of portfolio management’s proprietary models. As part of its currency strategy, the fund’s exposure to foreign currencies could cause lower returns or even losses because foreign currency rates may fluctuate significantly over short periods of time for a number of reasons. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

From an economic standpoint, the view seems brighter than it has been for several years. Multiple signs suggest sustainable growth, at least for the near term. Our economists at Deutsche Asset & Wealth Management expect the global economy to accelerate in 2015, led by the United States and China.

That is heartening news. Yet one cannot ignore the complexities of an increasingly interconnected global economy. Low oil prices, a stronger employment picture and consumer spending bode well for the domestic economy, at least in the short term. Yet sluggish growth abroad, falling commodity prices and the strong U.S dollar may be headwinds to global growth and American exports. And, as we have seen time and again, any number of factors can unexpectedly shift the markets and the overall outlook.

The take-away message amidst these mixed signals: Be prepared to stick to your long-term plan, with a portfolio that can help weather short-term fluctuations. When in doubt, or if your individual situation or objectives change, talk with a trusted financial professional before taking action.

For timely information about economic developments and your Deutsche fund investment, we hope you will visit us at deutschefunds.com. There you will find the views of our Chief Investment Officer and economists. It is a resource we are proud to offer to help keep you up-to-date and make informed decisions.

As always, we thank you for your continued investment and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary April 30, 2015 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	–1.88%	–1.59%	1.68%	3.19%
Adjusted for the Maximum Sales Charge (max 4.50% load)	–6.30%	–6.02%	0.75%	2.71%
Barclays Global Aggregate Bond Index†	–1.92%	–3.73%	2.52%	3.59%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.73%	1.62%	3.29%
Adjusted for the Maximum Sales Charge (max 4.50% load)		–5.20%	0.69%	2.81%
Barclays Global Aggregate Bond Index†		–3.66%	2.31%	3.61%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	–2.24%	–2.32%	0.90%	2.39%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–6.05%	–5.12%	0.73%	2.39%
Barclays Global Aggregate Bond Index†	–1.92%	–3.73%	2.52%	3.59%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.36%	0.84%	2.49%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		–4.18%	0.67%	2.49%
Barclays Global Aggregate Bond Index†		–3.66%	2.31%	3.61%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	–2.25%	–2.33%	0.92%	2.41%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–3.20%	–2.33%	0.92%	2.41%
Barclays Global Aggregate Bond Index†	–1.92%	–3.73%	2.52%	3.59%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.37%	0.89%	2.51%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–1.37%	0.89%	2.51%
Barclays Global Aggregate Bond Index†		–3.66%	2.31%	3.61%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
No Sales Charges	–1.76%	–1.35%	1.95%	3.46%
Barclays Global Aggregate Bond Index†	–1.92%	–3.73%	2.52%	3.59%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
No Sales Charges		–0.49%	1.87%	3.55%
Barclays Global Aggregate Bond Index†		–3.66%	2.31%	3.61%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2015 are 1.23%, 2.06%, 1.99% and 0.95% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

† Barclays Global Aggregate Bond Index is an unmanaged, broad-based, global investment-grade fixed-income measure comprised of three component indices, the U.S. Aggregate Index, the Pan-European Aggregate Index and the Asian-Pacific Aggregate Index.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S
Net Asset Value
4/30/15	$9.19	$9.20	$9.19	$9.18
10/31/14	$9.67	$9.68	$9.67	$9.66
Distribution Information as of 4/30/15
Income Dividends, Six Months	$.20	$.17	$.16	$.21
April Income Dividend	$.0306	$.0249	$.0249	$.0325
Capital Gain Distributions, Six Months	$.10	$.10	$.10	$.10
SEC 30-day Yield††	2.10%	1.43%	1.45%	2.45%
Current Annualized Distribution Rate††	4.00%	3.25%	3.25%	4.25%

†† The SEC yield is net investment income per share earned over the month ended April 30, 2015, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.86%, 1.05%, 1.15% and 2.24% for Class A, B, C and S shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2015. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.76%, 2.87%, 2.95% and 4.04% for Class A, B, C and S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

William Chepolis, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2011.

— Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

— Co-Head of Fixed Income for North America: New York.

— BIS, University of Minnesota.

John D. Ryan, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2012.

— Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998–2003.

— Investment industry experience began in 1993.

— BA in Economics, University of Chicago; MBA, University of Chicago.

Darwei Kung, Director

Portfolio Manager of the fund. Began managing the fund in 2012.

— Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

— Portfolio Manager: New York.

— BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2012.

— Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Rahmila Nadi, Assistant Vice President

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2012. Prior industry experience of six years at J.P. Morgan Chase in credit portfolio trading.

— BA, Columbia University, Columbia College; MBA, S.C. Johnson Graduate School of Management at Cornell University.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2015 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Bonds 101.0%
Australia 0.8%
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020 (Cost $661,533)		595,000	678,446
Austria 0.3%
JBS Investments GmbH, 144A, 7.75%, 10/28/2020 (Cost $270,000)		250,000	271,000
Barbados 0.2%
Columbus International, Inc., 144A, 7.375%, 3/30/2021 (Cost $214,500)		200,000	217,750
Bermuda 0.8%
Digicel Group Ltd., 144A, 7.125%, 4/1/2022		300,000	284,062
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020		200,000	170,000
Noble Group Ltd., 144A, 6.625%, 8/5/2020		250,000	250,625
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		15,000	16,631
(Cost $794,000)			721,318
Brazil 0.3%
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		200,000	185,000
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	93,596
(Cost $351,157)			278,596
Canada 1.7%
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		5,000	4,875
144A, 5.625%, 6/1/2024		15,000	14,513
Bombardier, Inc.:
144A, 5.5%, 9/15/2018		15,000	15,169
144A, 5.75%, 3/15/2022		205,000	194,237
144A, 7.5%, 3/15/2025		15,000	14,869
Cascades, Inc., 144A, 5.5%, 7/15/2022		25,000	25,312
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	5,131
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		15,000	15,225
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		55,000	51,150
144A, 7.0%, 2/15/2021		40,000	37,300
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		25,000	21,125
Masonite International Corp., 144A, 5.625%, 3/15/2023		25,000	26,125
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		10,000	10,150
MEG Energy Corp., 144A, 7.0%, 3/31/2024 (b)		165,000	162,558
Novelis, Inc., 8.75%, 12/15/2020		310,000	330,925
Open Text Corp., 144A, 5.625%, 1/15/2023		25,000	25,937
Quebecor Media, Inc., 5.75%, 1/15/2023		15,000	15,488
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		10,000	10,188
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		50,000	51,281
144A, 5.875%, 5/15/2023		45,000	46,181
144A, 6.125%, 4/15/2025		130,000	134,144
144A, 7.5%, 7/15/2021		120,000	130,200
Yamana Gold, Inc., 4.95%, 7/15/2024		160,000	160,037
(Cost $1,556,546)			1,502,120
Cayman Islands 2.2%
China Overseas Finance Cayman II Ltd., REG S, 5.5%, 11/10/2020		250,000	273,266
Lamar Funding Ltd., 144A, 3.958%, 5/7/2025 (c)		250,000	252,812
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	97,750
Noble Holding International Ltd., 4.0%, 3/16/2018		20,000	20,426
Saudi Electricity Global Sukuk Co. 3, 144A, 5.5%, 4/8/2044		250,000	272,825
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		210,000	222,268
TAM Capital 3, Inc., 144A, 8.375%, 6/3/2021		200,000	204,000
Transocean, Inc., 4.3%, 10/15/2022 (b)		370,000	282,587
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		150,000	155,963
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		65,000	66,056
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		150,000	162,938
(Cost $2,100,911)			2,010,891
Chile 1.2%
Cencosud SA, 144A, 4.875%, 1/20/2023		250,000	254,717
Corpbanca SA, 144A, 3.875%, 9/22/2019		500,000	513,455
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		300,000	303,375
(Cost $1,054,959)			1,071,547
China 0.2%
Bank of China Ltd., 144A, 5.0%, 11/13/2024 (Cost $199,176)		200,000	209,943
Colombia 1.5%
Ecopetrol SA, 5.875%, 9/18/2023		500,000	543,125
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		750,000	795,000
(Cost $1,343,750)			1,338,125
Dominican Republic 2.4%
Dominican Republic, 144A, 6.85%, 1/27/2045 (Cost $2,191,340)		2,100,000	2,194,500
El Salvador 0.3%
Republic of El Salvador:
144A, 6.375%, 1/18/2027		100,000	101,750
144A, 7.65%, 6/15/2035		200,000	210,500
(Cost $312,000)			312,250
France 0.7%
Credit Agricole SA, 144A, 7.875%, 1/29/2049		365,000	390,305
Numericable-SFR, 144A, 6.25%, 5/15/2024		250,000	256,877
(Cost $628,125)			647,182
Germany 0.2%
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023 (Cost $205,500)		200,000	209,250
Hungary 0.3%
Republic of Hungary:
4.0%, 3/25/2019		200,000	208,750
Series 19/A, 6.5%, 6/24/2019	HUF	23,200,000	98,093
(Cost $313,457)			306,843
India 0.3%
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025 (Cost $256,572)		250,000	253,780
Indonesia 0.5%
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042 (Cost $410,401)		500,000	472,500
Ireland 0.2%
AerCap Ireland Capital Ltd., 144A, 3.75%, 5/15/2019 (Cost $141,225)		140,000	141,750
Israel 0.3%
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023 (Cost $253,750)		250,000	253,438
Kazakhstan 0.8%
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		500,000	525,700
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	232,905
(Cost $796,427)			758,605
Luxembourg 2.3%
Actavis Funding SCS, 4.75%, 3/15/2045		7,000	7,077
ArcelorMittal, 6.125%, 6/1/2018		500,000	533,750
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		290,000	272,962
7.5%, 4/1/2021		315,000	327,206
Intelsat Luxembourg SA, 7.75%, 6/1/2021		55,000	50,531
Mallinckrodt International Finance SA:
4.75%, 4/15/2023		75,000	71,813
144A, 4.875%, 4/15/2020		20,000	20,325
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	197,000
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		250,000	249,375
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		200,000	176,000
QGOG Constellation SA, 144A, 6.25%, 11/9/2019 (b)		200,000	144,500
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		15,000	15,938
(Cost $2,169,555)			2,066,477
Malaysia 2.2%
Government of Malaysia, 144A, 3.043%, 4/22/2025 (Cost $2,000,000)		2,000,000	1,991,140
Marshall Islands 0.2%
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022 (Cost $204,750)		200,000	184,000
Mauritius 0.3%
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024 (Cost $250,000)		250,000	256,915
Mexico 7.4%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	10,000,000	645,679
BBVA Bancomer SA:
144A, 4.375%, 4/10/2024		250,000	261,870
144A, 6.75%, 9/30/2022		200,000	227,250
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		500,000	536,250
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		200,000	174,500
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		400,000	413,000
United Mexican States:
3.6%, 1/30/2025		300,000	304,200
4.6%, 1/23/2046		200,000	199,250
Series M, 4.75%, 6/14/2018	MXN	60,400,000	3,936,716
(Cost $7,483,958)			6,698,715
Netherlands 0.9%
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		500,000	551,785
Fiat Chrysler Automobiles NV, 144A, 4.5%, 4/15/2020		45,000	45,292
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	190,500
(Cost $790,110)			787,577
Norway 1.4%
Kommunalbanken AS, 144A, 2.125%, 4/23/2025 (Cost $1,291,758)		1,300,000	1,277,089
Paraguay 0.2%
Banco Continental SAECA, 144A, 8.875%, 10/15/2017 (Cost $218,750)		200,000	208,500
Peru 0.6%
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023 (Cost $512,875)		500,000	513,750
Poland 1.6%
Republic of Poland, Series 0725, 3.25%, 7/25/2025 (Cost $1,531,841)	PLN	5,020,000	1,467,993
Portugal 2.4%
Republic of Portugal:
144A, REG S, 4.1%, 2/15/2045	EUR	1,200,000	1,643,033
144A, REG S, 4.35%, 10/16/2017	EUR	440,000	542,472
(Cost $2,223,425)			2,185,505
Puerto Rico 0.0%
Popular, Inc., 7.0%, 7/1/2019 (Cost $25,000)		25,000	25,250
Singapore 0.2%
Republic of Singapore, 2.75%, 4/1/2042 (Cost $183,316)	SGD	250,000	186,457
Slovenia 0.5%
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	214,920
144A, 5.5%, 10/26/2022		200,000	230,788
(Cost $417,215)			445,708
Spain 2.0%
Kingdom of Spain-Inflation Linked Bond, 144A, REG S, 1.0%, 11/30/2030 (Cost $1,774,361)	EUR	1,505,628	1,783,408
Sri Lanka 0.8%
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	481,250
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	200,000
(Cost $701,500)			681,250
Sweden 1.3%
Kingdom of Sweden, Series 1053, 3.5%, 3/30/2039 (Cost $1,082,036)	SEK	6,245,000	1,135,255
Turkey 4.6%
Republic of Turkey:
4.25%, 4/14/2026 (b)		2,100,000	2,041,284
4.875%, 4/16/2043		250,000	241,250
8.5%, 7/10/2019	TRY	2,360,000	855,661
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		250,000	249,063
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		500,000	490,000
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		250,000	240,875
(Cost $4,269,774)			4,118,133
United Arab Emirates 0.3%
DP World Ltd., 144A, 6.85%, 7/2/2037 (Cost $288,750)		250,000	280,877
United Kingdom 2.1%
Afren PLC, 144A, 10.25%, 4/8/2019****		200,000	86,000
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		200,000	205,107
144A, 4.125%, 9/27/2022 (b)		400,000	401,992
Aviva PLC, 5.7%, 9/29/2049	EUR	450,000	512,862
Barclays Bank PLC, 7.625%, 11/21/2022		390,000	456,885
HSBC Holdings PLC, 6.375%, 3/29/2049		200,000	206,500
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		35,000	34,825
(Cost $2,050,549)			1,904,171
United States 54.3%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		10,000	10,513
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		140,000	149,625
ADT Corp.:
3.5%, 7/15/2022 (b)		25,000	23,563
5.25%, 3/15/2020		40,000	42,200
6.25%, 10/15/2021		15,000	16,125
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		40,000	42,900
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		20,000	20,800
Ally Financial, Inc.:
3.25%, 2/13/2018		35,000	34,956
4.125%, 3/30/2020		40,000	40,200
American International Group, Inc., 4.375%, 1/15/2055		65,000	63,082
AmeriGas Finance LLC:
6.75%, 5/20/2020		30,000	31,838
7.0%, 5/20/2022		105,000	112,455
Antero Resources Corp.:
5.125%, 12/1/2022		45,000	44,775
144A, 5.625%, 6/1/2023 (b)		25,000	25,531
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		20,000	18,950
APX Group, Inc., 6.375%, 12/1/2019		15,000	14,963
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		25,000	25,000
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		25,000	26,766
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		25,000	23,625
AT&T, Inc.:
2.45%, 6/30/2020 (c)		60,000	59,933
3.4%, 5/15/2025 (c)		100,000	98,944
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		5,000	5,164
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		60,000	59,400
5.5%, 4/1/2023		15,000	15,295
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		55,000	57,363
5.165%, 8/1/2044		55,000	58,458
Belden, Inc., 144A, 5.5%, 9/1/2022		30,000	30,825
Berry Petroleum Co., LLC:
6.375%, 9/15/2022 (b)		15,000	12,338
6.75%, 11/1/2020		15,000	12,525
Berry Plastics Corp., 5.5%, 5/15/2022		140,000	145,075
Biomet, Inc.:
6.5%, 8/1/2020		25,000	26,469
6.5%, 10/1/2020		5,000	5,238
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		30,000	27,525
California Resources Corp.:
5.0%, 1/15/2020		20,000	18,900
5.5%, 9/15/2021		43,000	40,743
6.0%, 11/15/2024		20,000	18,800
Calpine Corp.:
5.375%, 1/15/2023		35,000	35,306
5.75%, 1/15/2025		35,000	35,177
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		20,000	19,850
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		30,000	30,450
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		140,000	140,881
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		50,000	49,500
144A, 5.375%, 5/1/2025		40,000	39,300
144A, 5.875%, 5/1/2027		65,000	64,025
CDW LLC, 6.0%, 8/15/2022		35,000	37,713
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		10,000	10,535
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		205,000	205,297
144A, 6.375%, 9/15/2020		90,000	94,837
Chaparral Energy, Inc., 7.625%, 11/15/2022		30,000	24,000
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (b)		90,000	87,975
6.125%, 2/15/2021		5,000	5,025
6.625%, 8/15/2020		30,000	30,900
Chiquita Brands International, Inc., 7.875%, 2/1/2021		8,000	8,740
Cincinnati Bell, Inc., 8.75%, 3/15/2018		67,000	68,487
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		20,000	20,950
Series B, 6.5%, 11/15/2022		205,000	216,787
Series B, 7.625%, 3/15/2020		85,000	89,462
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		45,000	45,788
Community Health Systems, Inc.:
6.875%, 2/1/2022 (b)		325,000	344,906
7.125%, 7/15/2020		145,000	155,512
Concho Resources, Inc., 5.5%, 4/1/2023		50,000	50,687
Continental Resources, Inc., 3.8%, 6/1/2024		20,000	19,217
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		60,000	57,678
144A, 6.75%, 1/1/2020		25,000	26,188
Credit Suisse Commercial Mortgage Trust, "A3", Series 2006-C3, 6.0%*, 6/15/2038		27,900	28,714
Crestwood Midstream Partners LP, 144A, 6.25%, 4/1/2023		10,000	10,450
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		10,000	9,625
CyrusOne LP, 6.375%, 11/15/2022		10,000	10,538
D.R. Horton, Inc., 4.0%, 2/15/2020		10,000	10,150
Dana Holding Corp., 5.5%, 12/15/2024		25,000	25,688
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		410,000	468,172
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.182%*, 3/15/2018		150,000	150,375
Delphi Corp., 5.0%, 2/15/2023		20,000	21,550
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		10,000	10,075
DISH DBS Corp.:
4.25%, 4/1/2018		25,000	25,448
5.0%, 3/15/2023		125,000	118,437
7.875%, 9/1/2019		105,000	118,519
Dynegy, Inc., 144A, 7.625%, 11/1/2024		5,000	5,375
E*TRADE Financial Corp., 4.625%, 9/15/2023		25,000	25,531
EarthLink Holdings Corp., 7.375%, 6/1/2020		20,000	20,800
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		25,000	24,938
144A, 8.125%, 9/15/2023		15,000	15,563
Endo Finance LLC:
144A, 5.375%, 1/15/2023		30,000	29,513
144A, 6.0%, 2/1/2025 (b)		20,000	20,513
EnerSys, 144A, 5.0%, 4/30/2023		5,000	5,063
Equinix, Inc., 5.375%, 4/1/2023		55,000	56,787
EV Energy Partners LP, 8.0%, 4/15/2019		155,000	148,800
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		65,000	66,296
Evolution Escrow Issuer LLC, 144A, 7.5%, 3/15/2022		30,000	30,375
Family Tree Escrow LLC:
144A, 5.25%, 3/1/2020		55,000	57,612
144A, 5.75%, 3/1/2023		52,500	55,125
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2015-C01, 4.474%*, 2/25/2025		1,000,000	1,029,037
Federal Home Loan Mortgage Corp.:
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		842,900	113,368
"ZG", Series 4213, 3.5%, 6/15/2043		935,510	937,485
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		552,742	97,322
5.5%, 6/1/2035		1,432,398	1,627,731
"SP", Series 4047, Interest Only, 6.469%**, 12/15/2037		595,435	109,923
"JS", Series 3572, Interest Only, 6.619%**, 9/15/2039		565,329	88,174
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040		384,851	69,535
5.5%, 8/1/2037		743,371	845,149
First Data Corp.:
144A, 6.75%, 11/1/2020		74,000	78,810
144A, 7.375%, 6/15/2019		225,000	233,719
144A, 8.75%, 1/15/2022		20,000	21,400
Freddie Mac Structured Agency Credit Risk Debt Notes, "M3", Series 2014-DN2, 3.774%*, 4/25/2024		500,000	495,649
Frontier Communications Corp.:
6.25%, 9/15/2021		20,000	19,850
6.875%, 1/15/2025 (b)		85,000	82,322
7.125%, 1/15/2023		145,000	145,725
8.5%, 4/15/2020		205,000	227,037
FTI Consulting, Inc., 6.0%, 11/15/2022		15,000	15,975
Gates Global LLC, 144A, 6.0%, 7/15/2022		30,000	27,975
General Electric Co., 2.7%, 10/9/2022		310,000	314,474
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		50,000	50,406
Government National Mortgage Association:
"HX", Series 2012-91, 3.0%, 9/20/2040		386,971	403,433
3.0%, 2/1/2043 (c)		7,400,000	7,608,703
3.5%, 3/1/2043 (c)		4,500,000	4,747,500
"GC", Series 2010-101, 4.0%, 8/20/2040		300,000	323,461
"ME", Series 2014-4, 4.0%, 1/16/2044		800,000	890,463
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		497,998	82,657
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		1,658,245	158,132
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		455,650	88,745
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		1,092,704	128,677
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		1,325,478	76,647
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		436,580	75,672
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		555,516	95,079
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		363,198	70,267
7.0% with various maturities from 1/15/2029 until 2/15/2029		46,113	53,830
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		30,000	30,150
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		15,000	15,263
Halcon Resources Corp.:
144A, 8.625%, 2/1/2020 (c)		65,000	67,641
8.875%, 5/15/2021 (b)		115,000	89,815
9.75%, 7/15/2020		20,000	16,400
Harron Communications LP, 144A, 9.125%, 4/1/2020		10,000	10,975
HCA, Inc.:
5.25%, 4/15/2025		5,000	5,419
6.5%, 2/15/2020		270,000	307,800
7.5%, 2/15/2022		225,000	263,250
HD Supply, Inc., 11.5%, 7/15/2020		40,000	46,800
Hexion, Inc.:
6.625%, 4/15/2020		135,000	126,225
8.875%, 2/1/2018		25,000	22,281
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		30,000	29,100
Hilton U.S.A. Trust, "DFL", Series 2013-HLF, 144A, 2.924%*, 11/5/2030		620,843	620,842
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		140,000	149,165
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		15,000	16,275
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		20,000	21,950
7.625%, 6/15/2021		60,000	66,900
iHeartCommunications, Inc.:
9.0%, 12/15/2019 (b)		120,000	118,650
11.25%, 3/1/2021		20,000	20,400
IMS Health, Inc., 144A, 6.0%, 11/1/2020		20,000	20,800
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		30,000	30,825
International Lease Finance Corp.:
3.875%, 4/15/2018		35,000	35,788
6.25%, 5/15/2019		10,000	11,050
8.75%, 3/15/2017		95,000	105,554
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		50,000	52,750
144A, 8.25%, 2/1/2020		135,000	143,437
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		10,000	9,650
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	132,456
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		752,696	798,908
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		30,000	31,275
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		497,593	511,112
Kinder Morgan, Inc.:
3.05%, 12/1/2019		100,000	100,994
5.55%, 6/1/2045		80,000	79,872
KLA-Tencor Corp., 4.65%, 11/1/2024		90,000	93,107
Laredo Petroleum, Inc., 6.25%, 3/15/2023		40,000	41,400
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%*, 7/15/2040		635,549	665,974
Legg Mason, Inc., 5.625%, 1/15/2044		140,000	160,503
Lennar Corp., 4.75%, 5/30/2025		30,000	29,775
Level 3 Communications, Inc., 8.875%, 6/1/2019		85,000	89,037
Level 3 Financing, Inc.:
5.375%, 8/15/2022		110,000	112,337
144A, 5.375%, 5/1/2025		25,000	24,969
6.125%, 1/15/2021		160,000	169,400
7.0%, 6/1/2020		90,000	96,412
Linn Energy LLC, 6.25%, 11/1/2019		50,000	42,250
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		30,000	31,950
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		20,000	19,155
Mediacom Broadband LLC, 6.375%, 4/1/2023		10,000	10,600
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		35,000	33,950
Meritor, Inc., 6.75%, 6/15/2021		15,000	15,675
MGM Resorts International:
6.625%, 12/15/2021		200,000	214,000
6.75%, 10/1/2020		15,000	16,144
8.625%, 2/1/2019		70,000	80,587
Micron Technology, Inc.:
144A, 5.25%, 8/1/2023		30,000	30,105
144A, 5.625%, 1/15/2026		30,000	29,625
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		30,000	32,130
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		115,000	121,382
Navient Corp., 5.5%, 1/25/2023 (b)		540,000	519,750
Newfield Exploration Co., 5.375%, 1/1/2026		20,000	20,800
NGL Energy Partners LP, 5.125%, 7/15/2019		30,000	29,475
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		20,000	20,110
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		5,000	4,794
NRG Energy, Inc., 6.25%, 5/1/2024		160,000	163,600
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		80,000	81,400
6.875%, 1/15/2023 (b)		30,000	30,450
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		245,000	256,025
ONEOK Partners LP, 4.9%, 3/15/2025 (b)		100,000	101,681
Oshkosh Corp., 144A, 5.375%, 3/1/2025		5,000	5,188
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		30,000	32,063
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		1,071,299	1,070,224
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		25,000	25,625
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		15,000	15,938
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		25,000	25,625
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		35,000	36,575
Ply Gem Industries, Inc., 6.5%, 2/1/2022		15,000	14,325
Polymer Group, Inc., 7.75%, 2/1/2019		42,000	43,365
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		20,000	20,225
Regency Energy Partners LP, 5.0%, 10/1/2022		20,000	21,450
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		350,000	365,750
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		5,000	5,200
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		30,000	29,475
RSP Permian, Inc., 144A, 6.625%, 10/1/2022 (b)		60,000	62,280
Sabine Pass Liquefaction LLC:
144A, 5.625%, 3/1/2025		35,000	35,194
5.75%, 5/15/2024		170,000	171,700
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023 (b)		5,000	5,100
SBA Communications Corp., 5.625%, 10/1/2019		15,000	15,750
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		10,000	10,100
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		20,000	21,200
SESI LLC, 7.125%, 12/15/2021		60,000	62,400
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		20,000	20,875
Smithfield Foods, Inc., 6.625%, 8/15/2022		2,000	2,155
Springs Industries, Inc., 6.25%, 6/1/2021		25,000	24,719
Sprint Communications, Inc.:
6.0%, 11/15/2022 (b)		25,000	23,625
144A, 7.0%, 3/1/2020		40,000	44,250
144A, 9.0%, 11/15/2018		180,000	204,806
Sprint Corp., 7.125%, 6/15/2024		110,000	105,737
Starz LLC, 5.0%, 9/15/2019		15,000	15,375
Suburban Propane Partners LP, 5.75%, 3/1/2025		20,000	20,700
Sunoco LP, 144A, 6.375%, 4/1/2023		20,000	20,800
T-Mobile U.S.A., Inc.:
6.375%, 3/1/2025		95,000	97,564
6.625%, 11/15/2020		205,000	213,969
Talos Production LLC, 144A, 9.75%, 2/15/2018		30,000	25,800
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		10,000	10,025
Tenet Healthcare Corp., 6.25%, 11/1/2018		70,000	75,757
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		30,000	31,275
Tesoro Corp., 4.25%, 10/1/2017		15,000	15,525
The WhiteWave Foods Co., 5.375%, 10/1/2022		20,000	21,500
Time Warner Cable, Inc., 7.3%, 7/1/2038		125,000	138,464
Titan International, Inc., 6.875%, 10/1/2020		20,000	18,150
TransDigm, Inc.:
6.0%, 7/15/2022		115,000	115,719
7.5%, 7/15/2021		110,000	118,250
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		25,000	24,625
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		20,000	17,100
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		25,000	24,500
U.S. Treasury Bill, 0.06%***, 8/13/2015 (d)		1,243,000	1,242,955
U.S. Treasury Bonds:
2.5%, 2/15/2045		330,000	313,500
3.0%, 11/15/2044		88,000	92,599
3.125%, 8/15/2044		109,000	117,388
U.S. Treasury Notes:
1.0%, 8/31/2016 (e)		6,586,000	6,636,936
1.0%, 9/30/2016		500,000	504,062
2.5%, 5/15/2024		1,470,000	1,530,523
United Rentals North America, Inc.:
4.625%, 7/15/2023		20,000	20,275
6.125%, 6/15/2023		20,000	20,965
7.625%, 4/15/2022		245,000	270,112
Valeant Pharmaceuticals International, Inc., 144A, 6.375%, 10/15/2020		40,000	42,150
VeriSign, Inc., 144A, 5.25%, 4/1/2025		20,000	20,674
Whiting Petroleum Corp.:
5.75%, 3/15/2021		25,000	25,360
144A, 6.25%, 4/1/2023		55,000	56,754
Windstream Corp.:
6.375%, 8/1/2023		20,000	17,650
7.5%, 4/1/2023		10,000	9,475
7.75%, 10/15/2020 (b)		375,000	385,312
7.75%, 10/1/2021		60,000	58,950
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		30,000	32,475
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		10,000	10,425
144A, 5.625%, 10/1/2024		5,000	5,375
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		30,000	31,875
Zayo Group LLC, 144A, 6.0%, 4/1/2023		20,000	20,100
(Cost $48,557,632)			48,970,630
Uruguay 0.2%
Republic of Uruguay, 5.1%, 6/18/2050 (Cost $141,952)		140,000	142,520
Total Bonds (Cost $92,224,436)			91,161,154

Preferred Stock 0.0%
United States
Ally Financial, Inc., "G", 144A, 7.0% (Cost $9,688)		10	10,239

	Shares	Value ($)

Securities Lending Collateral 5.0%
Daily Assets Fund Institutional, 0.12% (f) (g) (Cost $4,554,353)	4,554,353	4,554,353

Cash Equivalents 8.0%
Central Cash Management Fund, 0.08% (f) (Cost $7,194,147)	7,194,147	7,194,147

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $103,982,624)†	114.0	102,919,893
Other Assets and Liabilities, Net	(14.0)	(12,652,695)
Net Assets	100.0	90,267,198

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2015.

** These securities are shown at their current rate as of April 30, 2015.

*** Annualized yield at time of purchase; not a coupon rate.

****Non-income producing security.

† The cost for federal income tax purposes was $104,554,743. At April 30, 2015, net unrealized depreciation for all securities based on tax cost was 1,634,850. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $910,298 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,545,148.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2015 amounted to $4,377,719, which is 4.8% of net assets.

(c) When-issued or delayed delivery security included.

(d) At April 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(e) At April 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At April 30, 2015, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australian Bond	AUD	6/15/2015	22	2,250,374	(41,717)
10 Year U.S. Treasury Note	USD	6/19/2015	129	16,560,375	70,590
Ultra Long U.S. Treasury Bond	USD	6/19/2015	29	4,770,500	(126,390)
United Kingdom Long Gilt Bond	GBP	6/26/2015	6	1,087,885	(10,817)
Total net unrealized depreciation					(108,334)

At April 30, 2015, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Euro-BOBL German Federal Government Bond	EUR	6/8/2015	31	4,483,315	14,574
Euro-BTP Italian Government Bond	EUR	6/8/2015	24	3,729,119	40,611
Euro-OAT French Government Bond	EUR	6/8/2015	6	1,039,063	9,289
Total net unrealized appreciation					64,474

At April 30, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (h)
Call Options Receive Fixed — 4.48% – Pay Floating — 3-Month LIBOR	5/9/2016 5/11/2026	2,900,000	1	5/5/2016	32,552	(1,404)
Receive Fixed — 5.132% – Pay Floating — 3-Month LIBOR	3/17/2016 3/17/2026	2,900,000	1	3/15/2016	20,953	(133)
Receive Fixed — 5.132% – Pay Floating — 3-Month LIBOR	3/17/2016 3/17/2026	2,900,000	2	3/15/2016	34,220	(133)
Total Call Options					87,725	(1,670)
Put Options Pay Fixed — 1.132% – Receive Floating — 3-Month LIBOR	3/17/2016 3/17/2026	2,900,000	1	3/15/2016	20,952	(6,091)
Pay Fixed — 1.132% – Receive Floating — 3-Month LIBOR	3/17/2016 3/17/2026	2,900,000	2	3/15/2016	7,395	(6,091)
Pay Fixed — 2.48% – Receive Floating — 3-Month LIBOR	5/9/2016 5/11/2026	2,900,000	1	5/5/2016	32,553	(102,234)
Pay Fixed — 2.615% – Receive Floating — 3-Month LIBOR	12/4/2015 12/4/2045	2,100,000	3	12/2/2015	45,570	(114,572)
Pay Fixed — 2.64% – Receive Floating — 3-Month LIBOR	8/10/2015 8/10/2045	2,600,000	1	8/6/2015	24,310	(117,767)
Pay Fixed — 2.675% – Receive Floating — 3-Month LIBOR	11/12/2015 11/12/2045	2,100,000	3	11/9/2015	42,105	(127,570)
Pay Fixed — 2.796% – Receive Floating — 3-Month LIBOR	6/5/2015 6/5/2045	2,600,000	2	6/3/2015	27,820	(150,959)
Pay Fixed — 2.88% – Receive Floating — 3-Month LIBOR	9/30/2015 9/30/2045	2,100,000	4	9/28/2015	43,938	(177,084)
Total Put Options					244,643	(802,368)
Total					332,368	(804,038)

(h) Unrealized depreciation on written options on interest rate swap contracts at April 30, 2015 was $471,670.

At April 30, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2/3/2015 2/3/2045	2,600,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(297,229)	(265,371)
1/28/2015 1/28/2045	2,900,000	Fixed — 3.087%	Floating — 3-Month LIBOR	(365,521)	(336,513)
12/16/2015 9/18/2017	9,300,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(63,683)	(73,678)
12/16/2015 9/16/2020	19,300,000	Fixed — 2.214%	Floating — 3-Month LIBOR	(340,736)	(359,440)
6/17/2015 6/17/2045	3,900,000	Floating — 3-Month LIBOR	Fixed — 2.5%	(35,949)	(142,921)
6/17/2015 6/17/2045	6,494,000	Floating — 3-Month LIBOR	Fixed — 2.5%	(59,860)	(65,732)
12/16/2015 9/16/2025	2,300,000	Floating — 3-Month LIBOR	Fixed — 2.64%	73,423	57,849
12/16/2015 9/17/2035	12,700,000	Floating — 3-Month LIBOR	Fixed — 2.938%	793,191	506,447
12/16/2015 9/18/2045	4,300,000	Floating — 3-Month LIBOR	Fixed — 2.998%	361,458	219,908
Total net unrealized depreciation					(459,451)

At April 30, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
4/15/2015 6/20/2020	30,000	5	5.0%	CCO Holdings LLC, 7.25%, 10/30/2017, BB–	3,067	2,964	103
1/21/2015 3/20/2020	45,000	6	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB–	8,068	7,002	1,066
Total unrealized appreciation							1,169

(i) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(j) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 Nomura International PLC

2 BNP Paribas

3 Citigroup, Inc.

4 Morgan Stanley

5 Barclays Bank PLC

6 Credit Suisse

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at April 30, 2015 is 0.28%.

At April 30, 2015, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	2,088,973	KRW	2,250,000,000	5/6/2015	9,606	Nomura International PLC
KRW	750,000,000	USD	701,262	5/6/2015	1,736	Barclays Bank PLC
USD	686,499	KRW	750,000,000	5/6/2015	13,027	Barclays Bank PLC
NZD	1,800,000	CAD	1,693,239	5/7/2015	30,395	Societe Generale
USD	1,337,986	JPY	160,000,000	5/7/2015	2,106	Societe Generale
USD	1,828,898	JPY	220,000,000	5/7/2015	13,728	Nomura International PLC
USD	1,395,417	SGD	1,900,000	5/7/2015	40,290	Nomura International PLC
JPY	100,000,000	USD	841,564	5/7/2015	4,006	Morgan Stanley
SGD	1,900,000	USD	1,435,945	5/7/2015	239	Nomura International PLC
JPY	280,000,000	USD	2,356,355	5/7/2015	11,194	BNP Paribas
CAD	2,034,538	GBP	1,100,000	5/7/2015	2,254	Morgan Stanley
EUR	1,400,000	GBP	1,025,402	5/7/2015	1,770	UBS AG
USD	164,501	BRL	500,000	5/11/2015	798	BNP Paribas
USD	6,194,825	JPY	750,000,000	5/11/2015	87,115	Barclays Bank PLC
INR	30,100,000	USD	479,299	5/11/2015	6,591	Commonwealth Bank of Australia
USD	1,093,479	ZAR	13,400,000	5/12/2015	30,663	JPMorgan Chase Securities, Inc.
ZAR	6,700,000	USD	563,447	5/12/2015	1,375	Morgan Stanley
USD	39,826	CHF	39,000	5/18/2015	1,994	UBS AG
USD	161,518	NZD	215,000	5/18/2015	2,356	UBS AG
USD	161,745	AUD	211,000	5/18/2015	5,100	UBS AG
USD	99,616	GBP	68,000	5/18/2015	4,753	UBS AG
USD	59,768	ZAR	722,000	5/18/2015	794	UBS AG
USD	61,423	BRL	191,000	5/18/2015	1,681	UBS AG
USD	230,576	BRL	725,000	5/26/2015	7,787	Morgan Stanley
USD	230,906	BRL	725,000	5/26/2015	7,457	JPMorgan Chase Securities, Inc.
MXN	125,800,000	USD	8,273,124	5/29/2015	87,380	Barclays Bank PLC
NZD	1,800,000	USD	1,369,858	6/8/2015	1,264	Societe Generale
USD	550,294	ZAR	6,700,000	6/8/2015	9,775	Morgan Stanley
ZAR	6,700,000	USD	562,246	6/8/2015	2,177	BNP Paribas
MXN	6,800,000	USD	454,837	6/8/2015	12,677	BNP Paribas
ZAR	6,700,000	USD	562,104	6/8/2015	2,035	Morgan Stanley
GBP	1,100,000	USD	1,698,259	6/8/2015	10,228	Morgan Stanley
AUD	1,700,000	JPY	160,293,850	6/9/2015	758	Citigroup, Inc.
MXN	10,000,000	USD	664,738	6/25/2015	15,290	BNP Paribas
ZAR	6,700,000	USD	562,472	6/30/2015	4,424	BNP Paribas
USD	767,388	CAD	932,000	7/13/2015	4,325	Societe Generale
USD	2,343,082	EUR	2,174,300	7/13/2015	100,552	Societe Generale
USD	1,209,951	SEK	10,118,400	7/13/2015	5,896	Societe Generale
Total unrealized appreciation					545,596

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
KRW	2,250,000,000	USD	2,075,266	5/6/2015	(23,313)	Nomura International PLC
USD	1,374,134	NZD	1,800,000	5/7/2015	(1,238)	Societe Generale
GBP	1,981,778	EUR	2,700,000	5/7/2015	(9,886)	Societe Generale
GBP	1,100,000	CAD	2,013,440	5/7/2015	(19,739)	Morgan Stanley
EUR	1,300,000	GBP	932,841	5/7/2015	(28,008)	Morgan Stanley
AUD	1,700,000	JPY	155,863,300	5/7/2015	(39,324)	Australia & New Zealand Banking Group Ltd.
NZD	1,800,000	USD	1,364,148	5/7/2015	(8,748)	Macquarie Bank Ltd.
JPY	160,633,000	AUD	1,700,000	5/7/2015	(625)	Citigroup, Inc.
CAD	1,666,944	NZD	1,800,000	5/7/2015	(8,603)	Macquarie Bank Ltd.
BRL	500,000	USD	163,586	5/11/2015	(1,713)	Morgan Stanley
USD	479,299	INR	30,100,000	5/11/2015	(6,591)	Commonwealth Bank of Australia
JPY	350,000,000	USD	2,896,855	5/11/2015	(34,717)	JPMorgan Chase Securities, Inc.
JPY	400,000,000	USD	3,301,308	5/11/2015	(49,060)	Societe Generale
USD	563,802	ZAR	6,700,000	5/12/2015	(1,731)	Morgan Stanley
ZAR	13,400,000	USD	1,091,534	5/12/2015	(32,609)	JPMorgan Chase Securities, Inc.
USD	59,784	TRY	159,000	5/18/2015	(536)	UBS AG
EUR	244,000	USD	259,104	5/18/2015	(14,918)	UBS AG
SEK	1,405,000	USD	159,673	5/18/2015	(8,968)	UBS AG
CZK	1,543,000	USD	59,631	5/18/2015	(3,503)	UBS AG
JPY	19,456,000	USD	161,816	5/18/2015	(1,145)	UBS AG
BRL	725,000	USD	228,002	5/26/2015	(10,361)	Morgan Stanley
BRL	725,000	USD	227,987	5/26/2015	(10,376)	BNP Paribas
USD	3,907,527	MXN	59,884,800	5/29/2015	(10,852)	BNP Paribas
USD	334,758	MXN	5,082,000	5/29/2015	(4,074)	Citigroup, Inc.
GBP	1,026,042	EUR	1,400,000	6/8/2015	(1,746)	UBS AG
USD	562,364	ZAR	6,700,000	6/8/2015	(2,294)	BNP Paribas
USD	447,016	MXN	6,800,000	6/8/2015	(4,855)	BNP Paribas
PLN	5,690,000	USD	1,524,793	6/8/2015	(54,008)	UBS AG
COP	1,657,500,000	USD	689,973	6/30/2015	(2,329)	Morgan Stanley
NOK	10,365,000	USD	1,279,183	7/13/2015	(94,712)	BNP Paribas
SGD	685,000	USD	504,172	7/13/2015	(12,891)	UBS AG
EUR	3,438,600	USD	3,693,008	7/13/2015	(171,538)	Citigroup, Inc.
CAD	932,000	USD	740,877	7/13/2015	(30,836)	Citigroup, Inc.
SEK	19,324,000	USD	2,215,960	7/13/2015	(106,050)	Barclays Bank PLC
SGD	248,000	USD	183,769	7/13/2015	(3,430)	Societe Generale
TRY	2,390,000	USD	859,857	7/20/2015	(14,764)	BNP Paribas
Total unrealized depreciation					(830,091)

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand

For information on the Fund's policy and additional disclosures regarding futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts and written options contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments Bonds (k)	$—	$91,161,154	$—	$91,161,154
Preferred Stocks	—	10,239	—	10,239
Short-Term Investments (k)	11,748,500	—	—	11,748,500
Derivatives (l)
Futures Contracts	135,064	—	—	135,064
Interest Rate Swap Contracts	—	784,204	—	784,204
Credit Default Swap Contracts	—	1,169	—	1,169
Forward Foreign Currency Exchange Contracts	—	545,596	—	545,596
Total	$11,883,564	$92,502,362	$—	$104,385,926
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (l)
Futures Contracts	$(178,924)	$—	$—	$(178,924)
Written Options	—	(804,038)	—	(804,038)
Interest Rate Swap Contracts	—	(1,243,655)	—	(1,243,655)
Forward Foreign Currency Exchange Contracts	—	(830,091)	—	(830,091)
Total	$(178,924)	$(2,877,784)	$—	$(3,056,708)

There have been no transfers between fair value measurement levels during the period ended April 30, 2015.

(k) See Investment Portfolio for additional detailed categorizations.

(l) Derivatives include unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts and written options, at value.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $92,234,124) — including $4,377,719 of securities loaned	$91,171,393
Investment in Daily Assets Fund Institutional (cost $4,554,353)*	4,554,353
Investment in Central Cash Management Fund (cost $7,194,147)	7,194,147
Total investments in securities, at value (cost $103,982,624)	102,919,893
Cash	8,008,736
Foreign currency, at value (cost $857,700)	822,637
Cash held as collateral for forward foreign currency exchange contracts	40,000
Receivable for investments sold	1,888,646
Receivable for Fund shares sold	34,351
Dividends receivable	171
Interest receivable	928,090
Receivable for variation margin on futures contracts	40,041
Unrealized appreciation on bilateral swap contracts	1,169
Unrealized appreciation on forward foreign currency exchange contracts	545,596
Upfront payments paid on bilateral swap contracts	9,966
Foreign taxes recoverable	13,902
Other assets	43,160
Total assets	115,296,358
Liabilities
Payable upon return of securities loaned	4,554,353
Payable for investments purchased	5,760,715
Payable for investments purchased — when-issued securities	12,831,096
Payable for Fund shares redeemed	32,148
Options written, at value (premiums received $332,368)	804,038
Payable for variation margin on centrally cleared swaps	54,573
Unrealized depreciation on forward foreign currency exchange contracts	830,091
Accrued management fee	14,178
Accrued Directors fees	1,656
Other accrued expenses and payables	146,312
Total liabilities	25,029,160
Net assets, at value	$90,267,198

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2015 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	680,921
Net unrealized appreciation (depreciation) on: Investments	(1,062,731)
Swap contracts	(458,282)
Futures	(43,860)
Foreign currency	(339,979)
Written options	(471,670)
Accumulated net realized gain (loss)	(3,061,533)
Paid-in capital	95,024,332
Net assets, at value	$90,267,198
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($18,369,290 ÷ 1,999,647 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$9.19
Maximum offering price per share (100 ÷ 95.50 of $9.19)	$9.62
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($281,942 ÷ 30,656 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$9.20
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($2,388,023 ÷ 259,917 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$9.19
Class S Net Asset Value, offering and redemption price(a) per share ($69,227,943 ÷ 7,544,190 shares of capital stock outstanding, $.01 par value, 309,154,575 shares authorized)	$9.18

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2015 (Unaudited)
Investment Income
Income: Interest	$1,883,778
Dividends	626
Income distributions — Central Cash Management Fund	2,148
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	7,819
Total income	1,894,371
Expenses: Management fee	193,095
Administration fee	47,096
Services to shareholders	84,973
Distribution and service fees	37,002
Custodian fee	24,460
Professional fees	55,691
Reports to shareholders	25,879
Registration fees	25,131
Directors' fees and expenses	3,077
Other	11,001
Total expenses before expense reductions	507,405
Expense reductions	(102,144)
Total expenses after expense reductions	405,261
Net investment income	1,489,110
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(2,440,598)
Swap contracts	(1,149,156)
Futures	1,551,022
Written options	32,110
Foreign currency	74,086
(1,932,536)
Change in net unrealized appreciation (depreciation) on: Investments	(959,426)
Swap contracts	(195,114)
Futures	(377,688)
Written options	(390,940)
Foreign currency	492,552
(1,430,616)
Net gain (loss)	(3,363,152)
Net increase (decrease) in net assets resulting from operations	$(1,874,042)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations: Net investment income	$1,489,110	$3,298,397
Operations: Net investment income	$1,489,110	$3,298,397
Net realized gain (loss)	(1,932,536)	780,093
Change in net unrealized appreciation (depreciation)	(1,430,616)	(1,704,614)
Net increase (decrease) in net assets resulting from operations	(1,874,042)	2,373,876
Distributions to shareholders from: Net investment income: Class A	(407,904)	(917,976)
Class B	(6,068)	(14,643)
Class C	(44,097)	(99,445)
Class S	(1,650,048)	(3,628,484)
Net realized gains: Class A	(201,405)	(160,217)
Class B	(3,865)	(3,077)
Class C	(27,265)	(20,857)
Class S	(785,692)	(573,500)
Total distributions	(3,126,344)	(5,418,199)
Fund share transactions: Proceeds from shares sold	1,260,783	4,682,532
Reinvestment of distributions	2,846,399	4,925,350
Payments for shares redeemed	(10,128,613)	(16,117,479)
Redemption fees	—	129
Net increase (decrease) in net assets from Fund share transactions	(6,021,431)	(6,509,468)
Increase (decrease) in net assets	(11,021,817)	(9,553,791)
Net assets at beginning of period	101,289,015	110,842,806
Net assets at end of period (including undistributed net investment income of $680,921 and $1,299,928, respectively)	$90,267,198	$101,289,015

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/15 (Unaudited)		2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.67		$9.95		$10.42		$10.19		$10.86	$10.55
Income (loss) from investment operations: Net investment incomea	.14		.29		.21		.23		.30	.29
Net realized and unrealized gain (loss)	(.32)		(.08)		(.29)		.21		(.61)	.38
Total from investment operations	(.18)		.21		(.08)		.44		(.31)	.67
Less distributions from: Net investment income	(.20)		(.42)		(.23)		(.21)		(.24)	(.36)
Net realized gains	(.10)		(.07)		(.16)		—		(.04)	—
Return of capital	—		—		—		—		(.08)	—
Total distributions	(.30)		(.49)		(.39)		(.21)		(.36)	(.36)
Redemption fees	—		.00	***	.00	***	.00	***	.00 ***	.00 ***
Net asset value, end of period	$9.19		$9.67		$9.95		$10.42		$10.19	$10.86
Total Return (%)b	(1.88	)c**	2.15	c	(.84	)c	4.41	c	(2.97)	6.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18		20		24		29		35	39
Ratio of expenses before expense reductions (%)	1.28	*	1.23		1.17		1.14		1.12	1.16
Ratio of expenses after expense reductions (%)	1.03	*	1.02		1.03		1.13		1.12	1.16
Ratio of net investment income (%)	2.99	*	2.96		2.07		2.25		2.83	2.83
Portfolio turnover rate (%)	222	**	326		493		395		197	162
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class B	Six Months Ended 4/30/15 (Unaudited)		2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.68		$9.96		$10.43		$10.20		$10.87	$10.56
Income (loss) from investment operations: Net investment incomea	.10		.22		.13		.15		.21	.21
Net realized and unrealized gain (loss)	(.31)		(.08)		(.29)		.21		(.61)	.37
Total from investment operations	(.21)		.14		(.16)		.36		(.40)	.58
Less distributions from: Net investment income	(.17)		(.35)		(.15)		(.13)		(.15)	(.27)
Net realized gains	(.10)		(.07)		(.16)		—		(.04)	—
Return of capital	—		—		—		—		(.08)	—
Total distributions	(.27)		(.42)		(.31)		(.13)		(.27)	(.27)
Redemption fees	—		.00	***	.00	***	.00	***	.00 ***	.00 ***
Net asset value, end of period	$9.20		$9.68		$9.96		$10.43		$10.20	$10.87
Total Return (%)b	(2.24	)c**	1.39	c	(1.58	)c	3.58	c	(3.78)	5.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.28		.38		.45		1		1	2
Ratio of expenses before expense reductions (%)	2.11	*	2.06		1.97		1.93		1.91	1.99
Ratio of expenses after expense reductions (%)	1.78	*	1.77		1.78		1.89		1.91	1.99
Ratio of net investment income (%)	2.24	*	2.21		1.29		1.50		2.04	2.00
Portfolio turnover rate (%)	222	**	326		493		395		197	162
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class C	Six Months Ended 4/30/15 (Unaudited)		2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.67		$9.95		$10.42		$10.19		$10.86	$10.55
Income (loss) from investment operations: Net investment incomea	.10		.22		.13		.15		.22	.22
Net realized and unrealized gain (loss)	(.32)		(.08)		(.29)		.22		(.61)	.37
Total from investment operations	(.22)		.14		(.16)		.37		(.39)	.59
Less distributions from: Net investment income	(.16)		(.35)		(.15)		(.14)		(.16)	(.28)
Net realized gains	(.10)		(.07)		(.16)		—		(.04)	—
Return of capital	—		—		—		—		(.08)	—
Total distributions	(.26)		(.42)		(.31)		(.14)		(.28)	(.28)
Redemption fees	—		.00	***	.00	***	.00	***	.00 ***	.00 ***
Net asset value, end of period	$9.19		$9.67		$9.95		$10.42		$10.19	$10.86
Total Return (%)b	(2.25	)c**	1.39	c	(1.66	)c	3.74	c	(3.69)	5.74
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		3		3		5		6	8
Ratio of expenses before expense reductions (%)	2.04	*	1.99		1.91		1.87		1.86	1.90
Ratio of expenses after expense reductions (%)	1.78	*	1.77		1.78		1.87		1.86	1.90
Ratio of net investment income (%)	2.24	*	2.22		1.31		1.52		2.09	2.09
Portfolio turnover rate (%)	222	**	326		493		395		197	162
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class S	Six Months Ended 4/30/15 (Unaudited)		2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.66		$9.94		$10.42		$10.18		$10.85	$10.55
Income (loss) from investment operations: Net investment income (loss)a	.15		.32		.23		.26		.33	.32
Net realized and unrealized gain (loss)	(.32)		(.08)		(.29)		.22		(.62)	.37
Total from investment operations	(.17)		.24		(.06)		.48		(.29)	.69
Less distributions from: Net investment income	(.21)		(.45)		(.26)		(.24)		(.26)	(.39)
Net realized gains	(.10)		(.07)		(.16)		—		(.04)	—
Return of capital	—		—		—		—		(.08)	—
Total distributions	(.31)		(.52)		(.42)		(.24)		(.38)	(.39)
Redemption fees	—		.00	***	.00	***	.00	***	.00 ***	.00 ***
Net asset value, end of period	$9.18		$9.66		$9.94		$10.42		$10.18	$10.85
Total Return (%)	(1.76	)b**	2.41	b	(.66	)b	4.81	b	(2.72)	6.73
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	69		78		84		125		136	112
Ratio of expenses before expense reductions (%)	.99	*	.95		.87		.84		.84	.90
Ratio of expenses after expense reductions (%)	.78	*	.77		.78		.84		.84	.90
Ratio of net investment income (%)	3.24	*	3.21		2.30		2.55		3.11	3.09
Portfolio turnover rate (%)	222	**	326		493		395		197	162
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Enhanced Global Bond Fund (the "Fund") is a diversified series of Deutsche Global/International Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares subject to an initial sales charge. Class B shares are closed to new purchases, except exchanges and the reinvestment of dividends or other distributions. Class B shares were not subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of April 30, 2015, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, investments in foreign denominated investments, forward currency contracts, futures contracts, swap contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss), and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended April 30, 2015, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

A summary of the open interest rate swap contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from approximately $5,000,000 to $63,794,000.

Credit Default Swaps. Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended April 30, 2015, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the credit default swap contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from approximately $65,000 to $75,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2015, the Fund entered into futures contracts as a hedge against anticipated interest rate or currency market changes. The Fund also entered into futures contracts for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures contracts against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $12,873,000 to $24,669,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $25,812,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the six months ended April 30, 2015, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

There were no open purchased option contracts as of April 30, 2015. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in written options contracts had a total value generally indicative of a range from approximately $414,000 to $2,143,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2015, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. In addition, as part of its currency strategy, the Fund also engaged in forward currency contracts for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $43,822,000 to $55,279,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $28,435,000 to $42,126,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from approximately $2,866,000 to $17,504,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$784,204	$135,064	$919,268
Credit Contracts (b)	—	1,169	—	1,169
Foreign Exchange Contracts (c)	545,596	—	—	545,596
	$545,596	$785,373	$135,064	$1,466,033
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Includes cumulative appreciation of futures and centrally cleared swaps contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b) Unrealized appreciation on bilateral swap contracts
(c) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$(804,038)	$—	$(1,243,655)	$(178,924)	$(2,226,617)
Foreign Exchange Contracts (c)	—	(830,091)	—	—	(830,091)
	$(804,038)	$(830,091)	$(1,243,655)	$(178,924)	$(3,056,708)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Options written, at value.
(b) Includes cumulative depreciation of futures and centrally cleared swaps contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(c) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contract (a)	$32,110	$—	$(1,121,722)	$1,551,022	$461,410
Credit Contracts (a)	—	—	(27,434)	—	(27,434)
Foreign Exchange Contracts (b)	—	26,724	—	—	26,724
	$32,110	$26,724	$(1,149,156)	$1,551,022	$460,700
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from written options, swap contracts and futures, respectively
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$(390,940)	$—	$(191,270)	$(377,688)	$(959,898)
Credit Contracts (a)	—	—	(3,844)	—	(3,844)
Foreign Exchange Contracts (b)	—	343,908	—	—	343,908
	$(390,940)	$343,908	$(195,114)	$(377,688)	$(619,834)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on written options, swap contracts and futures, respectively
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of April 30, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Received	Non-Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$189,361	$(106,050)	$—	$—	$83,311
BNP Paribas	46,560	(46,560)	—	—	—
Citigroup, Inc.	758	(758)	—	—	—
Commonwealth Bank of Australia	6,591	(6,591)	—	—	—
Credit Suisse	1,066	—	—	—	1,066
JPMorgan Chase Securities, Inc.	38,120	(38,120)	—	—	—
Morgan Stanley	37,460	(37,460)	—	—	—
Nomura International PLC	63,863	(63,863)	—	—	—
Societe Generale	144,538	(63,614)	—	—	80,924
UBS AG	18,448	(18,448)	—	—	—
	$546,765	$(381,464)	$—	$—	$165,301
Counterparty	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged (a)	Non- Collateral Pledged	Net Amount of Derivative Liabilities
Australia & New Zealand Banking Group Ltd.	$(39,324)	$—	$—	$—	$(39,324)
Barclays Bank PLC	(106,050)	106,050	—	—	—
BNP Paribas	(295,036)	46,560	—	—	(248,476)
Citigroup, Inc.	(449,215)	758	—	—	(448,457)
Commonwealth Bank of Australia	(6,591)	6,591	—	—	—
JPMorgan Chase Securities, Inc.	(67,326)	38,120	—	—	(29,206)
Macquarie	(17,351)	—	—	—	(17,351)
Morgan Stanley	(240,965)	37,460	—	—	(203,505)
Nomura International PLC	(250,942)	63,863	—	—	(187,079)
Societe Generale	(63,614)	63,614	—	—	—
UBS AG	(97,715)	18,448	40,000	—	(39,267)
	$(1,634,129)	$381,464	$40,000	$—	$(1,212,665)

(a) The actual collateral received may be more than the amount shown.

C. Purchases and Sales of Securities

During the six months ended April 30, 2015, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $53,779,413 and $56,773,680, respectively. Purchases and sales of U.S. Treasury obligations aggregated $149,288,789 and $142,238,818, respectively.

For the six months ended April 30, 2015, transactions for written options on futures were as follows:
	Contracts/ Contract Amount	Premium
Outstanding, beginning of period	32,800,000	$333,357
Options written	4,200,000	87,675
Options exercised	(5,500,000)	(56,554)
Options expired	(2,600,000)	(32,110)
Outstanding, end of period	28,900,000	$332,368

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.41% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from November 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.03%
Class B	1.78%
Class C	1.78%
Class S	.78%

For the six months ended April 30, 2015, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$23,455
Class B	567
Class C	3,230
Class S	74,892
$102,144

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2015, the Administration Fee was $47,096, of which $7,479 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2015, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2015
Class A	$11,521	$4,586
Class B	248	83
Class C	1,147	444
Class S	35,348	12,516
	$48,264	$17,629

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc., ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2015, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2015
Class B	$1,281	$179
Class C	9,254	1,480
	$10,535	$1,659

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2015	Annualized Rate
Class A	$22,962	$11,379	.24%
Class B	426	214	.25%
Class C	3,079	1,450	.25%
	$26,467	$13,043

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2015, aggregated $527.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2015, the CDSC for Class B and C shares aggregated $1,054 and $25, respectively.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $13,211, of which $12,458 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the period from six months ended April 30, 2015, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $680.

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2015		Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	60,151	$558,529	132,330	$1,302,067
Class B	400	3,720	1,882	18,595
Class C	12,761	118,125	40,679	402,190
Class S	62,732	580,409	299,926	2,959,680
		$1,260,783		$4,682,532
Shares issued to shareholders in reinvestment of distributions
Class A	61,466	$570,551	101,837	$998,644
Class B	628	5,842	1,074	10,545
Class C	5,878	54,614	9,283	91,065
Class S	238,905	2,215,392	390,537	3,825,096
		$2,846,399		$4,925,350
Shares redeemed
Class A	(204,401)	$(1,900,703)	(515,154)	$(5,069,544)
Class B	(9,863)	(91,047)	(8,698)	(85,750)
Class C	(39,935)	(370,743)	(86,295)	(848,995)
Class S	(838,687)	(7,766,120)	(1,030,092)	(10,113,190)
		$(10,128,613)		$(16,117,479)
Redemption fees		$—		$129
Net increase (decrease)
Class A	$(82,784)	$(771,623)	(280,987)	$(2,768,739)
Class B	(8,835)	(81,485)	(5,742)	(56,610)
Class C	(21,296)	(198,004)	(36,333)	(355,740)
Class S	(537,050)	(4,970,319)	(339,629)	(3,328,379)
		$(6,021,431)		$(6,509,468)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$981.20	$977.60	$977.50	$982.40
Expenses Paid per $1,000*	$5.06	$8.73	$8.73	$3.83
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$1,019.69	$1,015.97	$1,015.97	$1,020.93
Expenses Paid per $1,000*	$5.16	$8.90	$8.90	$3.91

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S
Deutsche Enhanced Global Bond Fund	1.03%	1.78%	1.78%	.78%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Directors approved the renewal of Deutsche Enhanced Global Bond Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Directors were independent of DIMA and its affiliates.

— The Directors met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Directors (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Directors regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Directors that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2013. The Board noted the disappointing investment performance of the Fund in some past periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance in 2013. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds, noting that DIMA indicated that it does not provide services to any other comparable funds.

The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

The Board noted that DIMA agreed to reduce the Fund’s contractual management fee effective December 1, 2008.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board noted that while the Fund’s current investment management fee schedule does not include breakpoints, the Board intends to consider implementation of one or more breakpoints once the Fund reaches an efficient operating size. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S
Nasdaq Symbol	SZGAX	SZGBX	SZGCX	SSTGX
CUSIP Number	25156A 734	25156A 742	25156A 759	25156A 767
Fund Number	461	661	761	2061

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DEG BF-3
(R-027569-4 6/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Global Bond Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2015